Right-of-use assets and lease liabilities	12 Months Ended
Oct. 31, 2024
Presentation of leases for lessee [abstract]
Right-of-use assets and lease liabilities
27. Right-of-use assets and lease liabilities
The Company entered into various lease agreements predominantly to execute its retail platform strategy. The Company leases properties such as various retail stores and offices. Lease contracts are typically made for fixed periods of 5 to 10 years but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

Right of use assets	Total
$
Opening balance, November 1, 2023	30,643
Net additions	16,031
Terminations	(596)
Impairment loss	-
Depreciation expense for the period	(9,553)
Balance, October 31, 2024	36,525

Lease Liabilities	Total
$
Opening balance, November 1, 2023	35,037
Additions	13,856
Terminations	(145)
Foreign currency translation	(193)
Payments made in the year	(11,705)
Accretion expense for the year end (Note 18)	3,357
Balance, October 31, 2024	40,207
Less current portion	(8,816)
Non-current	31,391
During the years ended October 31, 2024, the Company also paid $5,182 (For the years ended October 31, 2023: $4,806) in variable operating costs associated to the leases which are expensed under general and administrative expenses.